Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Schedule of composition of borrowings
Borrowings of the Group at period-end include the following:

	Year ended December 31
in € thousand	2023	2022
NON-CURRENT
Debentures and other loans	132,768	87,227
CURRENT
Debentures and other loans	44,079	11,580
TOTAL BORROWINGS	176,847	98,806

Schedule of maturity analysis of non-current borrowings
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.
Balance as at December 31, 2023

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	44,079	62,378	70,390	—	176,847
Lease liabilities	2,879	5,313	5,414	18,362	31,969
Refund liabilities	33,637	6,303	—	—	39,941
Trade payables and accruals	44,303	—	—	—	44,303
Tax and employee-related liabilities (1)	10,815	—	—	—	10,815
Other liabilities	34	—	—	—	34
TOTAL	135,747	73,995	75,804	18,362	303,908
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

Balance as at December 31, 2022

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	11,629	74,815	44,859	939	132,242
Lease liabilities	26,674	5,915	5,706	21,268	59,563
Refund liabilities	140,098	—	7,000	—	147,098
Trade payables and accruals	41,491	—	—	—	41,491
Tax and employee-related liabilities (1)	10,778	—	—	—	10,778
Other liabilities	87	—	—	—	87
TOTAL	230,756	80,731	57,565	22,207	391,260
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
The maturity of the borrowings is as follows:

	Year ended December 31
in € thousand	2023	2022
Between 1 and 3 years	62,378	57,838
Between 3 and 5 years	70,390	28,765
Over 5 years	—	624
NON-CURRENT BORROWINGS	132,768	87,227
Current borrowings	44,079	11,580
TOTAL BORROWINGS	176,847	98,806

Schedule of borrowings by denominated currency
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

	Year ended December 31
in € thousand	2023	2022
Borrowings denominated in EUR	3,581	4,433
Borrowings denominated in USD	173,266	94,373
TOTAL BORROWINGS	176,847	98,806

Schedule of reconciliation of loan
The D&O Loan Agreement is included in the balance sheet item “Borrowings” and developed as follows:

in € thousand	2023	2022
BALANCE AS AT JANUARY 1	89,182	49,671
Proceeds of issue	91,111	38,502
Transaction costs	(11,198)	(255)
Accrued interest	12,942	7,521
Payment of interest	(11,022)	(7,685)
Exchange rate difference	(3,494)	1,429
BALANCE AS AT DECEMBER 31	167,520	89,182
Less: non-current portion	(127,119)	(79,709)
CURRENT PORTION	40,401	9,473